DEBT - Disclosure of continuity of total debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Total debt as at January 1	$ 363,404	$ 373,485
Settlement of 2022 Notes	(317,225)	0
Foreign exchange gain	(1,075)	0
Write-off of deferred financing charges	4,025	0
Issuance of 2026 Notes	507,560	0
Deferred financing charges	(12,913)	0
Lease additions	6,042	8,131
Lease liabilities and equipment loans repayments	(19,737)	(14,362)
Unrealized foreign exchange gain	(488)	(6,541)
Amortization of deferred financing charges	2,156	2,691
Total debt as at December 31	$ 531,749	$ 363,404